CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - UNAUDITED - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Operating Expenses:
Research and development expenses	$ 2,851,108	$ 2,183,349	$ 4,990,715	$ 5,712,733
General and administrative expenses	2,965,044	2,146,652	6,069,422	4,165,938
Total Operating Expenses	5,816,152	4,330,001	11,060,137	9,878,671
Loss from Operations	(5,816,152)	(4,330,001)	(11,060,137)	(9,878,671)
Other Income (Expense):
Interest income	3,955	1,515	8,317	5,250
Foreign currency exchange gains (losses)	141,424	(12,754)	211,761	(298,608)
Other expenses	(9,205)	(5,095)	(16,314)	(12,807)
Total Other Income (Expense)	136,174	(16,334)	203,764	(306,165)
Net Loss	(5,679,978)	(4,346,335)	(10,856,373)	(10,184,836)
Other Comprehensive (Loss) Income:
Foreign Currency Translation Adjustment	(48,240)	(78,118)	(80,590)	227,979
Comprehensive Loss	$ (5,728,218)	$ (4,424,453)	$ (10,936,963)	$ (9,956,857)
Loss per ordinary share (basic)	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Loss per ordinary share (diluted)	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Weighted average ordinary shares (basic)	5,934,917,123	3,847,352,386	5,648,226,680	3,874,631,250
Weighted average ordinary shares (diluted)	5,934,917,123	3,847,352,386	5,648,226,680	3,874,631,250